Deferred share units (DSUs) (Schedule of Deferred Share Units) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Share Units Dsus Schedule Of Deferred Share Units
Opening balance	186,330	101,563
Granted	97,072	84,767
Redeemed	(59,798)
Closing balance	223,604	186,330